UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Rhombus Capital Management, L.P.
Address:   540 Madison Avenue, 27th Floor
           New York, NY 10022


13F File Number: 028-11038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Gilad Rand
Title:     Chief Financial Officer
Phone:     (646) 289-7711


Signature, Place and Date of Signing:


/s/ Gilad Rand                   New York, NY             November 14, 2007
----------------------       ----------------------      -----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total: $193,447
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name

1          028-11039                     Rhombus Capital Partners, L.P.
2          028-11040                     Rhombus Capital Overseas Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                   --------       -----      -------   -------   --- ----  ----------  --------  ----     ------  ----
AT&T INC                         COM            00206R102  12,693      300,000 SH        SOLE                   300000  0       0
AVANEX CORP                      COM            05348W109   1,476      900,000 SH        SOLE                   900000  0       0
CIENA CORP                       COM NEW        171779309   5,712      150,000 SH        SOLE                   150000  0       0
CISCO SYS INC                    COM            17275R102   6,626      200,000 SH        SOLE                   200000  0       0
COMCAST CORP NEW                 CL A           20030N101  12,090      500,000 SH        SOLE                   500000  0       0
DIRECTV GROUP INC                COM            25459L106   3,642      150,000 SH        SOLE                   150000  0       0
DISCOVERY HOLDING CO             CL A COM       25468Y107   5,741      199,000 SH        SOLE                   199000  0       0
DREAMWORKS ANIMATION SKG INC     CL A           26153C103   1,671       50,000 SH        SOLE                    50000  0       0
ECHOSTAR COMMUNICATIONS NEW      CL A           278762109  10,977      234,500 SH        SOLE                   234500  0       0
ELECTRONIC ARTS INC              COM            285512109   4,199       75,000 SH        SOLE                    75000  0       0
FOUNDRY NETWORKS INC             COM            35063R100   5,331      300,000 SH        SOLE                   300000  0       0
LIBERTY GLOBAL INC               COM SER C      530555309  19,330      500,000 SH        SOLE                   500000  0       0
LIBERTY MEDIA HLDG CORP          CAP COM SER A  53071M302  31,208      250,000 SH  CALL  SOLE                   250000  0       0
NII HLDGS INC                    CL B NEW       62913F201   3,910       47,600 SH        SOLE                    47600  0       0
PAETEC HLDG CORP                 COM            695459107   9,639      773,000 SH        SOLE                   773000  0       0
POWERWAVE TECHNOLOGIES INC       COM            739363109   6,776    1,100,000 SH        SOLE                  1100000  0       0
SPDR TR                          UNIT SER 1     78462F103  30,516      200,000 SH  PUT   SOLE                   200000  0       0
SANDISK CORP                     COM            80004C101   2,755       50,000 SH        SOLE                    50000  0       0
SEAGATE TECHNOLOGY               SHS            G7945J104   7,694      300,800 SH        SOLE                   300800  0       0
STARWOOD HOTELS&RESORTS WRLD     COM            85590A401   6,075      100,000 SH        SOLE                   100000  0       0
TELECOM CORP OF NEW ZEALAND LTD  SPONSORED ADR  879278208     787       46,400 SH        SOLE                    46400  0       0
VIRGIN MEDIA INC                 COM            92769L101   4,599      189,500 SH        SOLE                   189500  0       0






SK 23140 0001 821366